Operating Segment and Geographic Information (Schedule of Reportable Operating Segment Information) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Net sales	¥ 111,878	¥ 132,903	¥ 141,048
Impairment charge	13,495
Depreciation and amortization	8,268	8,063	6,838
Operating income (loss) before stock option compensation expenses	(35,086)	941	1,420
Stock based compensation expense	1,283	861	583
Operating income	(36,369)	80	837
Expenditures for additions to long- lived assets	5,626	12,592	6,984
Total assets	229,856	225,515	219,226
Unaffiliated Customers
Segment Reporting Information [Line Items]
Net sales	111,878	132,903	141,048
Semiconductor And Component Test System Business
Segment Reporting Information [Line Items]
Net sales	73,017	101,119	105,608
Impairment charge	12,770
Depreciation and amortization	3,711	3,423	2,658
Operating income (loss) before stock option compensation expenses	(26,724)	10,956	9,845
Expenditures for additions to long- lived assets	2,099	3,530	2,398
Total assets	80,564	99,168	93,603
Semiconductor And Component Test System Business | Unaffiliated Customers
Segment Reporting Information [Line Items]
Net sales	72,760	99,719	101,831
Semiconductor And Component Test System Business | Inter-Segment Sales
Segment Reporting Information [Line Items]
Net sales	257	1,400	3,777
Mechatronics System Business
Segment Reporting Information [Line Items]
Net sales	14,984	13,653	20,616
Impairment charge	725
Depreciation and amortization	411	486	627
Operating income (loss) before stock option compensation expenses	(5,063)	(4,614)	(1,324)
Expenditures for additions to long- lived assets	1,562	4,565	750
Total assets	19,423	18,242	12,789
Mechatronics System Business | Unaffiliated Customers
Segment Reporting Information [Line Items]
Net sales	14,967	13,107	20,410
Mechatronics System Business | Inter-Segment Sales
Segment Reporting Information [Line Items]
Net sales	17	546	206
Services Support And Others
Segment Reporting Information [Line Items]
Net sales	24,151	20,077	18,807
Depreciation and amortization	3,716	3,690	3,070
Operating income (loss) before stock option compensation expenses	3,012	775	1,614
Expenditures for additions to long- lived assets	1,826	4,356	3,492
Total assets	38,046	36,065	30,713
Services Support And Others | Unaffiliated Customers
Segment Reporting Information [Line Items]
Net sales	24,151	20,077	18,807
Elimination And Corporate
Segment Reporting Information [Line Items]
Net sales	(274)	(1,946)	(3,983)
Depreciation and amortization	430	464	483
Operating income (loss) before stock option compensation expenses	(6,311)	(6,176)	(8,715)
Expenditures for additions to long- lived assets	139	141	344
Total assets	91,823	72,040	82,121
Elimination And Corporate | Inter-Segment Sales
Segment Reporting Information [Line Items]
Net sales	¥ (274)	¥ (1,946)	¥ (3,983)